Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss from Continuing Operations	$ (100,227,933)	$ (116,120,451)	$ (475,749,370)	$ (256,656,458)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax (Recovery) Expense	(13,457,855)	(44,914,110)	(58,422,755)	(26,144,449)
Depreciation and Amortization	18,889,212	17,476,078	42,943,366	23,679,315
Non-Cash Operating Lease Costs	15,692,972	14,964,892	30,661,411	0
Accretion of Debt Discount and Loan Origination Fees	10,103,664	4,898,960	9,061,967	8,308,751
Loss on Disposal of Asset	669,601	0	0	9,315,073
Gain on Lease Modifications	(17,908,817)	0
Accretion of Deferred Gain on Sale of Property	(283,315)	(283,313)	(566,625)	(368,309)
Impairment of Assets	789,709	0	239,509,415	0
Realized and Unrealized Gain on Investments, Assets Held for Sale and Other Assets	(10,454,608)	(16,514,480)	(16,373,788)	(4,259,000)
Unrealized Gain on Changes in Fair Value of Contingent Consideration	390,727	7,499,325	8,951,801	0
Change in Fair Value of Derivative Liabilities	(127,500)	(8,029,704)	(8,797,409)	(3,908,722)
Loss on Extinguishment of Debt and Settlement of Accounts Payables and Accrued Liabilities	10,429,797	32,182,825	44,355,401	1,164,054
Share-Based Compensation	3,800,858	9,512,324	11,065,124	32,494,214
Shares Issued for Acquisition Costs	318,095	421,497	564,464	1,112,820
Changes in Operating Assets and Liabilities:
Accounts Receivable and Income Taxes Receivable	(300,602)	(1,100,239)	(342,052)	(303,786)
Prepaid Rent - Related Party	0	2,712,237	2,712,237	(1,356,270)
Prepaid Expenses	(172)	7,245,054	9,227,342	(4,511,307)
Inventory	(2,857,752)	(9,441,420)	3,265,309	(18,394,457)
Other Current Assets	5,498,567	1,330,104	6,846,673	923,471
Due from Related Party	0	994,170	1,524,738	(1,412,420)
Other Assets	237,080	(9,317,551)	(10,833,928)	(19,896,170)
Accounts Payable and Accrued Liabilities	4,997,688	39,897,922	49,815,754	30,555,656
Income Taxes Payable	47,743,296	11,506,388	20,015,975	9,705,252
Other Current Liabilities	16,953,294	7,482,398	16,308,233	(17,507,245)
Interest Payments on Finance Leases	(1,984,118)	(2,982,699)	(6,262,019)	0
Cash Payments - Operating Lease Liabilities	(16,077,196)	(17,329,775)	(27,304,389)	0
Due to Related Party	(182,087)	(717,848)	(1,084,003)	(6,752,861)
Other Non-Current Liabilities	0	(11,984)	787,492	(774,000)
NET CASH USED IN CONTINUED OPERATING ACTIVITIES	(27,347,395)	(68,639,400)	(108,119,636)	(243,000,588)
Net Cash Used in Discontinued Operating Activities	(2,347,948)	(1,041,277)	(2,007,113)	1,986,260
NET CASH USED IN OPERATING ACTIVITIES	(29,695,343)	(69,680,677)	(110,126,749)	(242,000,588)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(1,490,447)	(48,295,906)	(56,687,761)	(116,897,412)
Additions to Intangible Assets	(1,891,526)	(2,359,664)	(4,140,786)	(3,084,097)
Sale of Investments	0	12,500,000	12,500,000	0
Purchase of Investments			0	(8,759,791)
Proceeds from Sale of Assets Held for Sale and Other Assets	18,752,185	4,952,822	21,947,797	0
Proceeds from Sale of Property	0	9,300,000	9,300,000	24,073,319
Cash Payments for Asset Acquisitions			0	(19,780,494)
Acquisition of Businesses, Net of Cash Acquired	0	(1,000,001)	(1,000,000)	(26,661,541)
Restricted Cash	3,863	(60,256)	45,745	6,107,981
NET CASH PROVIDED BY (USED IN) CONTINUED INVESTING ACTIVITIES	15,374,075	(24,963,005)	(18,035,005)	(145,002,035)
Net Cash Used in Discontinued Investing Activities	0	(1,491,328)	(1,356,211)	(1,458,866)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	15,374,075	(26,454,333)	(19,391,216)	(146,460,901)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Subordinate Voting Shares for Cash	0	52,599,249	62,593,190	128,595,775
Exercise of Warrants for MedMen Corp Redeemable Shares				8,521,268
Payment of Loan Amendment Fee			(500,000)	0
Cash Received in Advance for Issuance of Equity	0	2,000,000
Proceeds from Issuance of Senior Secured Convertible Credit Facility	5,468,565	35,000,000	50,000,000	100,000,000
Proceeds from Issuance of Notes Payable	14,830,279	13,850,000	13,850,000	166,243,539
Principal Repayments of Senior Secured Convertible Credit Facility	(8,000,000)	0
Principal Repayments of Notes Payable	(481,780)	(12,745,839)	(14,779,090)	(55,007,057)
Principal Repayments of Finance Lease Liability	(39,880)	(297,588)	(1,785,282)	(492,030)
Debt and Equity Issuance Costs	0	(1,186,187)	(1,939,394)	(4,096,229)
Distributions - Non-Controlling Interest	0	(310,633)	(310,633)	290,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	11,777,184	88,909,002	107,128,791	344,055,266
NET DECREASE IN CASH AND CASH EQUIVALENTS	(2,544,084)	(7,226,008)	(22,389,174)	(45,406,223)
Cash Included in Assets Held for Sale			(743,271)	(527,377)
Cash and Cash Equivalents, Beginning of Period	10,093,925	33,226,370	33,226,370	79,159,970
CASH AND CASH EQUIVALENTS, END OF PERIOD	7,549,841	26,000,362	10,093,925	33,226,370
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	4,542,208	4,204,613	38,608,975	13,471,532
Non-Cash Investing and Financing Activities:
Net Assets Transferred to Held for Sale	6,614,987	11,823,655	23,890,069	49,785,079
Receivable Recorded on Asset Held for Sale	2,876,792	0
Adoption of ASC 842 - Leases	0	162,551,190	152,141,639	0
Lease Termination and Amendments	36,767,595	0
Recognition of Right-of-Use Assets for Finance Leases	350,249	45,614,041	45,614,041	0
Paid-in-Kind Interest Capitalized to Debt	24,032,739	0
Settlement of Contingent Consideration with Shares	0	10,811,219	11,559,875	0
Derivative Liability Incurred on Issuance of Equity				13,252,207
Increase in Fair Value of Contingent Consideration Related to Asset Acquisition	0	9,374,487	9,374,487	8,438,690
Issuance of Subordinate Voting Shares for Intangible Assets and Other Assets	0	7,302,040	12,706,563	2,986,501
Other Assets			0	343,678
Redemption of MedMen Corp Redeemable Shares	48,580,443	675,128	32,192,800	7,683,232
Redemption of MedMen LLC Redeemable Shares			0	24,439,469
Acquisition of Non-Controlling Interests			0	96,549
Options Issued for Other Assets			0	633,837
Equity Component of Debt Modification - Non-Controlling Interest			5,331,969	21,138,824
Shares Issued for Debt Issuance Costs			0	5,836,550
Conversion of Convertible Debentures			0	3,802,381
Release of Investments for Liabilities	750,000	0
Shares Issued to Settle Debt and Accrued Interest			6,908,194	0
Shares Issued to Settle Accounts Payable and Liabilities	1,159,071	2,028,342	4,798,343	8,929,288
Equity Component of Debt - New and Amended	5,310,375	0	23,781,053	0
Accrued Interest Added to Senior Secured Convertible Debt			10,247,255	0
Finance Lease Assets Acquired Under Sale and Leaseback Transactions			0	16,876,813
Net Effect of Equity on Debt, amount	0	2,517,014
Deferred Tax Impact on Property Purchases			15,948,592	26,230,572
Deferred Tax Impact on Intangible Purchases			(362,125)	36,154,740
Deferred Tax Impact on Conversion Feature	$ 11,233,284	$ 260	11,009,989	7,473,216
Deferred Tax Impact on Intangible Asset Acquisitions			0	0
Accrual for the Repurchase of Class A Super Voting Shares			475,650	0
Deferred Gain on Sale and Leaseback Transactions			$ 0	$ 5,666,274